OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
OTHER INVESTMENTS

NOTE 8 - OTHER INVESTMENTS:

In November 2019, the Company signed a Share Purchase and Shareholders Agreement (the “SPA”) with Medimor Ltd., one of the Company’s turnkey manufacturing subcontractors (“Medimor”). Pursuant to the SPA, the Company has committed to invest an aggregate amount of $600 (the “Investment Amount”), in several closings, in consideration for up to 1,369,863 ordinary shares of Medimor (which reflects a 10.34% ownership interest in Medimor at the signing date, on a fully diluted basis), of which 414,384 ordinary shares, in the amount of $181.5 (the “Initial Shares Investment Amount”), were issued upon consummation of the initial closing on December 31, 2019, and additional 955,479 ordinary shares (the “Milestone Shares”) in the amount of $418.5 (the “Milestone Shares Investment Amount”) were to be issued upon, and subject to the occurrence of, any of the milestone events (each, a “Milestone Event”) as stated in the SPA. In July 2020 the Milestone Event has been met and, accordingly, the Milestone Shares were issued to the Company. As of December 31, 2020, the Company has paid Medimor the full Investment Amount and was issued with 1,369,863 ordinary shares of Medimor, which reflects a 14.78%ownership interest in Medimor, and 10.34% ownership interest in Medimor on a fully diluted basis, upon the last of such issuances.

The Initial Shares Investment Amount is measured at cost, less impairment and adjusted for subsequent observable price changes, and starting from July 2020, the Milestone Shares Investment Amount is measured in the same way.